Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nushares ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Nuveen ESG Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen ESG Emerging Markets Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Nuveen ESG Emerging Markets Equity ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the TIAA ESG Emerging Markets Equity Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to track the investment results of the Index, which is comprised solely of listed equity securities issued by companies (and depositary receipts representing such securities) located in countries with emerging markets that meet certain environmental, social, and governance (“ESG”) criteria. The Index selects from the securities included in the MSCI Emerging Markets Index (the “Base Index”), which currently consists of large- and mid-capitalization companies located in one of the following 26 emerging market countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. MSCI Inc. (“MSCI”), is the index provider for the Index and the Base Index. The Index and the Base Index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the sub-adviser nor its affiliates has any discretion to select Index components or change the Index methodology. As of December 31, 2019, the Index was comprised of 369 securities.

The Index identifies equity securities from the Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry. Environmental assessment categories can include how a company is addressing climate change, natural resource use, and waste management and emission management. Social evaluation categories can include a company’s relations with employees and suppliers, product safety and sourcing practices. Governance assessment categories can include governance practices and business ethics. The ESG criteria also consider how well a company adheres to national and international laws and regulations as well as commonly accepted global norms related to ESG matters. Index rules generally exclude companies with significant activities in certain controversial businesses, including those involving alcohol, tobacco, nuclear power, gambling, and firearms and other weapons, among others. Companies otherwise eligible for inclusion in the Index that exceed certain carbon-based ownership and emissions thresholds are excluded from the Index.

Companies that meet the ESG criteria are then ranked within their respective sectors based on their ESG performance score. The highest ranked companies in each sector are identified as eligible for inclusion in the Index until such point that the aggregate weight of companies in the sector reaches 50% of the market cap of such sector in the Base Index. For example, if the market capitalization of all consumer discretionary sector companies included in the Base Index totals $200 million, then the Index would screen these consumer discretionary sector companies, rank them based on ESG performance scores, and add the highest scoring companies to the Index until such point that their combined total market capitalization reaches $100 million. Once the universe of eligible Index components is established, MSCI optimizes the weightings of individual components to approximate the sector weightings of the Base Index, within certain constraints established by the Index.

In seeking to track the investment results of the Index, the Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the securities represented in the Index in approximately the same proportions as the Index. The Index is normally rebalanced and reconstituted quarterly in February, May, August, and November. The Index may also remove a security at any time in response to a corporate event such as bankruptcy, delisting, merger or acquisition that causes the security to become ineligible for inclusion in the Index.  The Fund makes changes to its portfolio shortly after any Index changes are made public.

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Index and depositary receipts representing securities in the Index. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Concentration Risk—To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class. At times, the Fund may be subject to the sector risk described below.

Financial Services Sector Risk. The Fund currently invests a significant portion of its assets in the financial services sector. The financial services sector can be significantly affected by changes in, among other things, interest rates, currency exchange rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants.

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Cybersecurity Risk—Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market.

ESG Strategy Risk—Because the Fund’s ESG investment strategy may exclude securities of certain issuers for non-financial reasons, the Fund may forgo some market opportunities available to funds that do not use an ESG investment strategy. This may cause the Fund to underperform the stock market as a whole or other funds that do not use an ESG investment strategy. In addition, there is a risk that the companies identified by the Fund’s ESG investment strategy do not operate as expected when addressing ESG issues.

Geographic Concentration Risk—To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region and/or the depositary receipts representing such securities, it may be more susceptible to adverse economic, market, political or regulatory events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies located in China and other Asian countries, although this may change over time.

Index Provider Risk—There is no assurance that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the index provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the Fund’s costs.  Index providers generally do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the indexes in which they license, and generally do not guarantee that an index will be calculated in accordance with its stated methodology. Losses or costs associated with any index provider errors generally will be borne by the Fund and its shareholders.

Investment Style Risk—The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index. In addition, because the Index selects securities for inclusion based on ESG criteria, a Fund may forgo some market opportunities available to funds that do not use these criteria.

Market Trading Risks—The Fund is an exchange-traded fund (“ETF”), and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. In addition, the Funds’ underlying portfolio holdings trade on foreign exchanges that may be closed when the national securities exchange on which the Fund’s shares trade is open (and vice versa), which may result in larger differences between the Fund’s NAV and its market price than those experienced by ETFs that invest in domestic securities. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund's shares or authorized participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Non-U.S./Emerging Markets Investment Risk— Non-U.S. companies may be subject to risks as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These risks may be heightened for companies located in emerging market countries, which may have a higher degree of social, political, and economic instability, greater market volatility, lower trading volume and liquidity, unsettled securities laws, and inconsistent regulatory systems. These countries may have less stable governments than developed countries, and their economies may be based on only a few industries. Emerging markets generally do not have levels of market efficiency or corporate governance, auditing and financial reporting standards on par with those of advanced economies. Investments in emerging market securities may also be subject to governmental controls on foreign investments, including limitations on repatriation of invested capital and restrictions on the transfer of securities and payment of dividends. In addition, because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine.

Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Tracking Error Risk—Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of, for example, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, but the Index does not.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the Fund. Both the bar chart and the table assume that all distributions have been reinvested. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and the Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the two-year period ended December 31, 2019, the Fund’s highest and lowest quarterly returns were 11.98% and -9.32%, respectively, for the quarters ended December 31, 2019 and June 30, 2018.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and the Index. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Nuveen ESG Emerging Markets Equity ETF | Nuveen ESG Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	144
5 Years	rr_ExpenseExampleYear05	252
10 Years	rr_ExpenseExampleYear10	$ 567
2018	rr_AnnualReturn2018	(16.74%)
2019	rr_AnnualReturn2019	16.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.32%)
1 Year	rr_AverageAnnualReturnYear01	16.06%
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2017
Nuveen ESG Emerging Markets Equity ETF | (return after taxes on distributions) | Nuveen ESG Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.58%
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2017
Nuveen ESG Emerging Markets Equity ETF | (return after taxes on distributions and sale of Fund shares) | Nuveen ESG Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.95%
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2017
Nuveen ESG Emerging Markets Equity ETF | TIAA ESG Emerging Markets Equity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.68%
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2017
Nuveen ESG Emerging Markets Equity ETF | MSCI Emerging Markets Index (reflects no deduction for taxes or sales loads)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2017